Trade, Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Aug. 31, 2019
Trade Other Payables And Accrued Liabilities
Schedule of Aged analysis of Trade, Other Payables and Accrued Liabilities

The following is an aged analysis of the trade, other payables and accrued liabilities:

	August 31, 2019	August 31, 2018

Less than 1 month	$839,215	$704,776
1 to 3 months	403,532	210,648
Over 3 months	4,982,384	4,851,978
Total Trade, Other Payables and Accrued Liabilities	$6,225,131	$5,767,402